Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Short-term benefits	$ 9,622,503	$ 8,423,133	$ 6,940,900
Post-employment benefits	415,509	355,434	257,128
Share-based payments
Equity-settled	2,769,279	2,443,894	2,428,128
Cash-settled	(66,079)	(467,134)	(234,761)
Total employee benefits expense	12,741,212	10,755,327	9,391,395
Employee benefits expense by function
General and administrative expenses	7,148,068	5,643,217	5,718,646
Research and development expenses	5,593,144	5,112,110	3,672,749
Total employee benefits expense	$ 12,741,212	$ 10,755,327	$ 9,391,395